Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 476,682,552	$ 270,728,008	$ 372,340,353
Cash and cash equivalents segregated under federal and foreign requirements	1,190,513,861	939,232,153	621,802,114
Receivables from brokers, dealers, and clearing organizations	307,518,448	262,093,040	60,717,238
Receivables from customers, net	306,401,011	301,107,428	14,877,829
Prepaid expenses and other current assets	82,585,247	50,344,836	67,403,943
Customer-held fractional shares	127,456,614	108,252,531	45,528,829
Total current assets	2,491,157,733	1,931,757,996	1,182,670,306
Right-of-use assets	64,192,028	66,293,751	11,907,557
Property and equipment, net	32,894,047	33,629,770	34,298,383
Intangible assets, net	20,477,208	19,415,963	21,397,953
Goodwill	5,197,438	5,197,438	5,197,438
Deferred tax assets	9,727,864	12,374,499	4,646,193
Other non-current assets	1,000,000		19,301
Total non-current assets	133,488,585	136,911,421	77,466,825
Total assets	2,624,646,318	2,068,669,417	1,260,137,131
Liabilities, mezzanine equity, and shareholders’ equity
Payables due to customers	1,693,545,054	1,378,625,130	624,728,444
Payables due to brokers, dealers, and clearing organizations	3,877,449	1,490,537	2,661,653
Lease liabilities – current portion	3,375,029	4,969,959	3,474,199
Accounts payable and other accrued expenses	55,998,312	61,079,799	49,650,338
Total current liabilities	1,756,795,844	1,446,165,425	680,514,634
Lease liabilities – non-current portion	9,618,423	10,438,555	9,594,373
Unsecured promissory notes	100,000,000
Deferred tax liabilities	5,676,865	5,292,255	5,771,900
Total non-current liabilities	115,295,288	15,730,810	15,366,273
Total liabilities	1,872,091,132	1,461,896,235	695,880,907
Commitments and Contingencies (Note 15)
Mezzanine equity
Total mezzanine equity		2,861,748,733	2,326,363,413
Shareholders’ deficit
Treasury shares
Additional paid in capital	2,987,559,282
Accumulated deficit	(2,231,782,461)	(2,241,054,086)
Accumulated other comprehensive loss	(4,226,213)	(15,195,946)	(6,859,801)
Total shareholders’ equity (deficit)	751,555,450	(2,256,248,639)	(1,762,767,410)
Noncontrolling interest	999,736	1,273,088	660,221
Total equity (deficit)	752,555,186	(2,254,975,551)	(1,762,107,189)
Total liabilities, mezzanine equity, and total equity (deficit)	2,624,646,318	2,068,669,417	1,260,137,131
Convertible redeemable preferred shares
Mezzanine equity
Total mezzanine equity		2,861,748,733	2,326,363,413
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares value	4,012	1,393
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares value	$ 830
Previously Reported
Shareholders’ deficit
Accumulated deficit		(2,241,066,624)	(1,755,921,317)
Total equity (deficit)		(2,254,975,551)	(1,762,107,189)
Previously Reported | Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares value		$ 13,931	$ 13,708